Shareholder Fees - FidelityTelecomandUtilitiesFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityTelecomandUtilitiesFund-RetailPRO | Fidelity Telecom and Utilities Fund
Shareholder Fees:
(fees paid directly from your investment)	none